Summary of Information about Stock Options Issued under Plan that are Outstanding and Exercisable (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Options	3,539,726	5,316,868
Options Outstanding, Weighted-Average Exercise Price	$ 11.75	$ 12.56
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	1 year 8 months 12 days
Options Outstanding, Aggregate Intrinsic Value	$ 74,267
Options Exercisable, Number of Options	3,489,616
Options Exercisable, Weighted-Average Exercise Price	$ 11.54
Options Exercisable, Weighted-Average Remaining Contractual Term (Years)	1 year 8 months 12 days
Options Exercisable, Aggregate Intrinsic Value	73,943
$5.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, maximum	$ 5.00
Options Outstanding, Number of Options	1,207,106
Options Outstanding, Weighted-Average Exercise Price	$ 5.00
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	1 year 1 month 24 days
Options Outstanding, Aggregate Intrinsic Value	33,437
Options Exercisable, Number of Options	1,207,106
Options Exercisable, Weighted-Average Exercise Price	$ 5.00
Options Exercisable, Weighted-Average Remaining Contractual Term (Years)	1 year 1 month 24 days
Options Exercisable, Aggregate Intrinsic Value	33,437
$11.00 - $18.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, minimum	$ 11.00
Range of Exercise Price, maximum	$ 18.34
Options Outstanding, Number of Options	1,448,746
Options Outstanding, Weighted-Average Exercise Price	$ 11.03
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	1 year 8 months 12 days
Options Outstanding, Aggregate Intrinsic Value	31,394
Options Exercisable, Number of Options	1,443,246
Options Exercisable, Weighted-Average Exercise Price	$ 11.00
Options Exercisable, Weighted-Average Remaining Contractual Term (Years)	1 year 8 months 9 days
Options Exercisable, Aggregate Intrinsic Value	31,315
$20.50 - $29.30
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, minimum	$ 20.50
Range of Exercise Price, maximum	$ 29.30
Options Outstanding, Number of Options	845,067
Options Outstanding, Weighted-Average Exercise Price	$ 21.54
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	2 years 6 months 11 days
Options Outstanding, Aggregate Intrinsic Value	9,432
Options Exercisable, Number of Options	822,957
Options Exercisable, Weighted-Average Exercise Price	$ 21.53
Options Exercisable, Weighted-Average Remaining Contractual Term (Years)	2 years 6 months 4 days
Options Exercisable, Aggregate Intrinsic Value	9,191
$32.54 - $40.2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, minimum	$ 32.54
Range of Exercise Price, maximum	$ 40.20
Options Outstanding, Number of Options	38,807
Options Outstanding, Weighted-Average Exercise Price	$ 35.17
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	1 year 2 months 1 day
Options Outstanding, Aggregate Intrinsic Value	4
Options Exercisable, Number of Options	16,307
Options Exercisable, Weighted-Average Exercise Price	$ 38.80
Options Exercisable, Weighted-Average Remaining Contractual Term (Years)	2 years 9 months 11 days
Options Exercisable, Aggregate Intrinsic Value